General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Accounting and legal	$ 1,625	$ 1,079
Amortization and depreciation	288	136
Office and administration	9,143	7,066
Salaries and consulting fees	16,962	12,206
Incentive payments	7,126	6,116
Other	3,702	1,324
General and administrative	$ 38,846	$ 27,927